Reinsurance - Summary of Recoverable and Premium Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Reinsurance Disclosures [Abstract]
Reinsurance recoverable on paid claims		$ 481
Reinsurance recoverable on unpaid claims		12,344
Reinsurance premium payable
Reinsurance recoverable, net		$ 481